Cash And Cash Equivalents	12 Months Ended
Mar. 31, 2012
Cash And Cash Equivalents

4.    Cash and cash equivalents:

Cash and cash equivalents at March 31, 2011 and 2012 comprised the following:

	2011	2012
	Millions of yen
Cash	¥875,463	¥672,018
Commercial Paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	199,977	210,972
Time deposits, certificates of deposit and other	359,718	137,153

Total	¥1,435,158	¥1,020,143

Commercial Paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell and other deposits are stated at amounts, which approximate fair value.

Cash is mainly deposited into several domestic financial institutions and there is no significant concentration of cash deposits in any particular financial institution.